22,263-8                       Exchange Act-Forms                 1868   4-28-99

                                    FORM 13F

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                                                        OMB APPROVAL
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                                                OMB Number:      3235-0006
                                                Expires:  October 31, 2000
                                                Estimated average
                                                   burden hours per
                                                   response:..........24.7

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                UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                              Washington, DC 20549

                               Form 13F COVER PAGE

             Report for the Calendar Year or Quarter Ended: 6/30/00
            Check here if Amendment [ ]; Amendment Number: __________

                        This Amendment (Check only one.):
                           [ ]     is a restatement.
                           [ ]     adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:  Technology Crossover Management III, L.L.C.
________________________________________________________________________________
Address:  575 High Street, Suite 400, Palo Alto, CA  94301
________________________________________________________________________________
Form 13F File Number: 28-05373
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                      The  institutional  investment  manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Carla S. Newell
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Title:  Attorney-in-Fact

Phone:  650-614-8200
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Signature, Place, and Date of Signing:

/s/ Carla S. Newell
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[Signature]

Palo Alto, California
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[City, State]

August 11, 2000
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[Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F Summary Page

                                 Report Summary:

Number of Other Included Managers:
                                                    None

Form 13F Information Table Entry Total:
                                                    10

Form 13F Information Table Value Total:
                                                    $394,240 (thousands)

List of Other Included Managers:                    None

                                                   FORM 13F INFORMATION TABLE


                                                        VALUE    SHARES/     SH/  PUT/  INVSTMT  OTHER         VOTING AUTHORITY
NAME OF ISSUER              TITLE OF CLASS    CUSIP    (X$1000)   PRN AMT     PRN  CALL  DSCRETN MANAGERS    SOLE     SHARED    NONE
--------------------------  --------------    -----    --------   -------     ---  ----  ------- --------    ----     ------    ----
    CacheFlow, Inc.           Common         126946102  123,061  1,998,948     SH         Sole              1,998,948   0         0
    eMachines, Inc.           Common         29076P102    9,738  3,622,757     SH         Sole              3,622,757   0         0
    eLoyalty Corp.            Common         290151109   22,934  1,798,740     SH         Sole              1,798,740   0         0
    Expedia, Inc.             Common         302125109    7,455    503,250*    SH         Sole                503,250   0         0
    Firepond, Inc.            Common         318224102  136,502  3,791,735     SH         Sole              3,791,735   0         0
    iBasis, Inc.              Common         450732102   79,819  1,853,547     SH         Sole              1,853,547   0         0
    Mortgage.com, Inc.        Common         61910V102    3,446  2,297,501     SH         Sole              2,297,501   0         0
    NBC Internet, Inc.        Common         62873D105    8,101    648,069**   SH         Sole                648,069   0         0
    Seagate Technology, Inc.  Common         811804103    1,637     29,766***  SH         Sole                 29,766   0         0
    Technology Solutions      Common         87872T108    1,547    250,000     SH         Sole                250,000   0         0
       Company

*    Includes 57,698 shares held in escrow
**   Includes 92,580 shares held in escrow
***  Includes 29,766 shares held in escrow
